Earnings per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Computation of net income per share:
Net income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Net income allocated to participating securities	1,127	987	4,692	4,321	1,944
Net income allocated to common stockholders	110,396	101,894	474,790	489,817	264,009
Weighted-average common shares outstanding	113,122,789	118,156,815	117,009,362	117,911,160	84,823,849
Net income per common share, in USD per Share	$ 0.98	$ 0.86	$ 4.06	$ 4.15	$ 3.11
Computation of net income per share - assuming dilution:
Net income	111,523	102,881	479,482	494,138	265,953
Net income allocated to participating securities	1,127	986	4,690	4,318	1,947
Net income allocated to common stockholders	$ 110,396	$ 101,895	$ 474,792	$ 489,820	$ 264,006
Weighted-average common shares outstanding	113,122,789	118,156,815	117,009,362	117,911,160	84,823,849
Dilutive effect of stock options, in shares	57,637	139,564	110,335	130,011	98,938
'Weighted-average common shares outstanding - assuming dilution	113,180,426	118,296,379	117,119,697	118,041,171	84,922,787
Net income per common share - assuming dilution, in USD per Share	$ 0.98	$ 0.86	$ 4.05	$ 4.15	$ 3.11
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	113,122,789	118,156,815	117,009,362	117,911,160	84,823,849
Weighted Average Participating Shares Outstanding	1,154,758	1,144,111	1,156,389	1,040,274	624,743
Weighted-average shares outstanding	114,277,547	119,300,926	118,165,751	118,951,434	85,448,592
Dilutive effect of stock options, in shares	57,637	139,564	110,335	130,011	98,938
Weighted-average shares outstanding - assuming dilution	114,335,184	119,440,490	118,276,086	119,081,445	85,547,530